Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment are comprised of the following:

	March 31, 2022	December 31, 2021
Computer hardware and purchased software	$1,510,080	$1,494,918
Leasehold improvements	336,111	295,230
Furniture and fixtures	71,325	71,325
	1,917,516	1,861,473
Less: accumulated depreciation	(829,684)	(769,693)
Property and equipment, net	$1,087,832	$1,091,780

Total depreciation expense on our property and equipment for the three months ended March 31, 2022 and 2021 amounted to $59,991 and $40,765, respectively.

8. Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2021	December 31, 2020
Computer hardware and purchased software	$1,494,918	$1,019,259
Leasehold improvements	295,230	275,106
Furniture and fixtures	71,325	82,056
	1,861,473	1,376,421
Less: accumulated depreciation	(769,693)	(677,669)
Property and equipment, net	$1,091,780	$698,752

Total depreciation expense on our property and equipment for the years ended December 31, 2021 and 2020 amounted to $197,457 and $120,906, respectively.